Summary of Significant Accounting Policies (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of operations includes a presentation of income (loss)
	Three months Ended March 31, 2021	For the Period From January 24, 2020 (date of inception) to March 31, 2020
Net income available to Class A common stockholders:
Interest income	$19,000	$—
Less: Income and franchise taxes	(19,000)	—
Net income attributable to Class A common stockholders	$—	$—

Net income available to Class B common stockholders:
Net loss	$(4,082,000)	$(2,000)
Less: amount attributable to Class A common stockholders	—	—
Net (loss) attributable to Class B common stockholders	$(4,082,000)	$(2,000)

For the Period from January 24, 2020 (date of inception) to December 31, 2020 (As restated)
Net income available to Class A common stockholders:
Income on trust account	$79,000
Less: Income and franchise taxes to the extent of income	(79,000)
Net income attributable to Class A common stockholders	$—
Net income available to Class B common stockholders:
Net loss	$(11,912,000)
Less: amount attributable to Class A common stockholders	—
Net (loss) attributable to Class B common stockholders	$(11,912,000)